Note 4 - Restatement and Revision of Financial Statements - Line Items Restated on Consolidated Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other receivables	$ 706,558		$ 706,558		$ 658,844
Current assets	1,116,660		1,116,660		1,050,162
Total assets	1,779,001	$ 1,387,529	1,779,001	$ 1,387,529	1,601,393
Deficit	(1,236,767)		(1,236,767)		(1,081,139)
Total shareholders’ equity	72,007	(89,923)	72,007	(89,923)	216,535
Total liabilities and shareholders’ equity	1,779,001		1,779,001		1,601,393
Other operating expenses	104,730	21,201	164,381	76,972
Total expenses	218,016	127,137	499,149	394,998
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(29,503)	44,168	16,235	76,533
Profit (loss) before income taxes	(56,673)	214,028	(105,173)	263,378
Profit (loss) for the period	(47,585)	208,415	(110,458)	252,801
Shareholders of Just Energy	$ (47,551)	$ 208,455	$ (110,313)	$ 243,449
Basic (in CAD per share)	$ (0.33)	$ 1.40	$ (0.78)	$ 1.60
Diluted (in CAD per share)	$ (0.33)	$ 1.12	$ (0.78)	$ 1.32
Total comprehensive income (loss) for the period, net of tax	$ (29,380)	$ 212,922	$ (96,866)	$ 244,747
Shareholders of Just Energy	(29,346)	212,962	(96,721)	235,395
Net change in working capital balances	62,365	$ (7,538)	(54,357)	$ (12,424)
Gas in storage	26,988		26,988		2,342
Other current assets	154,876		154,876		112,214
Trade and other payables	760,659		760,659		594,732
Income tax payable	7,122		7,122		$ 5,486
As revised [member]
Statement Line Items [Line Items]
Trade and other receivables	781,168		781,168
Current assets	1,191,270		1,191,270
Total assets	1,853,611		1,853,611
Deficit	(1,162,156)		(1,162,156)
Total shareholders’ equity	146,617		146,617
Total liabilities and shareholders’ equity	1,853,611		1,853,611
Gas in storage	26,988		26,988
Other current assets	154,876		154,876
Trade and other payables	(760,659)		(760,659)
Deferred revenue	(73,888)		(73,888)
Income tax payable	(7,122)		(7,122)
Increase (decrease) due to voluntary changes in accounting policy [member]
Statement Line Items [Line Items]
Trade and other receivables	(74,610)		(74,610)
Current assets	(74,610)		(74,610)
Total assets	(74,610)		(74,610)
Deficit	(74,610)		(74,610)
Total shareholders’ equity	(74,610)		(74,610)
Total liabilities and shareholders’ equity	(74,610)		(74,610)
Other operating expenses	74,610		74,610
Total expenses	74,610		74,610
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(74,610)		(74,610)
Profit (loss) before income taxes	(74,610)		(74,610)
Profit (loss) for the period	(74,610)		(74,610)
Shareholders of Just Energy	$ (74,610)		$ (74,610)
Basic (in CAD per share)	$ (0.50)		$ (0.50)
Diluted (in CAD per share)	$ (0.49)		$ (0.50)
Total comprehensive income (loss) for the period, net of tax	$ (74,610)		$ (74,610)
Shareholders of Just Energy	(74,610)		(74,610)
Net change in working capital balances	74,610		74,610
Previously stated [member]
Statement Line Items [Line Items]
Trade and other receivables	786,852		786,852
Deficit	(1,147,949)		(1,147,949)
Other operating expenses	30,120		89,771
Total expenses	143,406		424,539
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	45,107		90,845
Profit (loss) before income taxes	17,937		(30,563)
Profit (loss) for the period	27,025		(35,848)
Shareholders of Just Energy	$ 27,059		$ (35,703)
Basic (in CAD per share)	$ 0.17		$ (0.28)
Diluted (in CAD per share)	$ 0.16		$ (0.28)
Total comprehensive income (loss) for the period, net of tax	$ 45,230		$ (22,256)
Shareholders of Just Energy	45,264		(22,111)
Net change in working capital balances	(12,245)		(128,967)
Gas in storage	36,458		36,458
Other current assets	152,359		152,359
Trade and other payables	(754,296)		(754,296)
Deferred revenue	(76,862)		(76,862)
Income tax payable	(8,940)		(8,940)
Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Trade and other receivables	(5,684)		(5,684)
Deficit	(14,207)		(14,207)
Gas in storage	(9,470)		(9,470)
Other current assets	2,517		2,517
Trade and other payables	(6,363)		(6,363)
Deferred revenue	2,974		2,974
Income tax payable	$ 1,818		$ 1,818